Share based payments - Stock options issued and outstanding (Details)		12 Months Ended
	Jan. 01, 2025 shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Share-based payments
Exercise price ($) | $ / shares		$ 2.76
Weighted average remaining contractual life (years)		1 year 11 months 19 days
Number of options outstanding		1,487,500	1,732,500	1,968,476
Number of options vested (exercisable)		1,204,168
Unexercised options expired		555,000	1,115,976
February 23, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 3.54
Weighted average remaining contractual life (years)		1 month 24 days
Number of options outstanding		20,000
Number of options vested (exercisable)		20,000
Unexercised options expired	20,000
August 19, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 2.12
Weighted average remaining contractual life (years)		7 months 17 days
Number of options outstanding		100,000
Number of options vested (exercisable)		100,000
August 30, 2025
Share-based payments
Exercise price ($) | $ / shares		$ 5
Weighted average remaining contractual life (years)		7 months 28 days
Number of options outstanding		80,000
Number of options vested (exercisable)		80,000
April 1, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 5.77
Weighted average remaining contractual life (years)		1 year 3 months
Number of options outstanding		60,000
Number of options vested (exercisable)		60,000
September 10, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 1.44
Weighted average remaining contractual life (years)		1 year 8 months 8 days
Number of options outstanding		25,000
Number of options vested (exercisable)		25,000
December 8, 2026
Share-based payments
Exercise price ($) | $ / shares		$ 3.59
Weighted average remaining contractual life (years)		1 year 11 months 8 days
Number of options outstanding		325,000
Number of options vested (exercisable)		325,000
January 11, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 2.18
Weighted average remaining contractual life (years)		2 years 10 days
Number of options outstanding		220,000
Number of options vested (exercisable)		146,667
May 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.46
Weighted average remaining contractual life (years)		2 years 4 months 9 days
Number of options outstanding		70,000
Number of options vested (exercisable)		46,667
September 12, 2027
Share-based payments
Exercise price ($) | $ / shares		$ 1.61
Weighted average remaining contractual life (years)		2 years 8 months 12 days
Number of options outstanding		207,500
Number of options vested (exercisable)		138,334